Loans Payable (Tables)	12 Months Ended
Apr. 30, 2021
Borrowings [Abstract]
Summary of Loan Payable

(in thousands)	$
Balance, April 30, 2019	112
Loan proceeds	283
Loan repayments and foreign exchange	(83)
Balance, April 30, 2020	312
Loan repayments and foreign exchange	(32)
Loan forgiven	(280)
Balance, April 30, 2021	—